Share Based Compensation - Summary Of Continuity Of Deferred Share Units (Detail) - Deferred Share Units [Member] - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Opening balance	215,628	54,558
Granted	187,549	156,629
Dividend equivalents and other adjustments	12,511	4,441
Vested and settled	(70,920)	0
Ending balance	344,768	215,628